LIFE INSURANCE
                                       COMPANY
                                   OF NORTH AMERICA
                                  SEPARATE ACCOUNT A
                                 FINANCIAL STATEMENTS
                                  December 31, 1996
                                      (Audited)



          This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.



          Life Insurance Company of North America
          Philadelphia, PA

                          Report of Independent Accountants

          To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 1996, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion express above.

          Price Waterhouse LLP
          Dallas, Texas
          February 19, 1997

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
DECEMBER 31, 1996


   ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

   1,593,715 qualified shares                 (cost $10,143,501) $ 9,323,232
     226,406 non-qualified shares             (cost $ 1,854,109)   1,324,472

Oppenheimer Fund

     134,476 qualified shares                 (cost $1,209,757)    1,612,370
      19,726 non-qualified shares             (cost $  187,228)      236,506

Delaware Group Decatur Fund, Inc.

     686,595 qualified shares                  (cost $8,337,592)  12,667,669
     194,877 non-qualified shares              (cost $2,248,429)   3,595,489

Windsor Fund

     806,196 qualified shares                  (cost $9,766,015)  13,374,791
      78,971 non-qualified shares              (cost $1,038,705)   1,310,131

Dreyfus Third Century Fund

     924,726 qualified shares                  (cost $4,234,337)   8,156,081
      27,928 non-qualified shares              (cost $  153,757)     246,326

Windsor Fund B

     236,708 qualified shares                  (cost $3,997,988)   3,926,992
      91,508 non-qualified shares              (cost $1,465,635)   1,518,118

CIGNA High Yield Fund, Inc.

      83,410 qualified shares                  (cost $  865,760)     824,086
     135,149 non-qualified shares              (cost $1,258,579)   1,335,268
                                                                   ________
Total Assets                                                      $59,451,531
                                                                    ========

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

   776,867 qualified accumulation units
           outstanding                     ($12.0010664 per unit) $ 9,323,232
   135,645 non-qualified accumulation units
           outstanding                     ($ 9.7642492 per unit)   1,324,472

Oppenheimer Fund

   240,426 qualified accumulation units
           outstanding                     ($ 6.7063052 per unit)   1,612,370
    36,010 non-qualified accumulation units
           outstanding                     ($ 6.5677973 per unit)     236,506

Delaware Group Decatur Fund, Inc.

   634,694 qualified accumulation units
           outstanding                     ($19.9587024 per unit)  12,667,669
   184,973 non-qualified accumulation units
           outstanding                     ($19.4379109 per unit)   3,595,489

Windsor Fund

   843,324 qualified accumulation units
           outstanding                     ($15.8596120 per unit)  13,374,791
    93,436 non-qualified accumulation units
           outstanding                     ($14.0216990 per unit)   1,310,131

Dreyfus Third Century Fund

   453,612 qualified accumulation units
           outstanding                     ($17.9803023 per unit)   8,156,081
    15,547 non-qualified accumulation units
           outstanding                     ($15.8439730 per unit)     246,326

Windsor Fund B

   214,502 qualified accumulation units
           outstanding                     ($18.3074832 per unit)   3,926,992
    82,259 non-qualified accumulation units
           outstanding                     ($18.4553372 per unit)   1,518,118

CIGNA High Yield Fund, Inc.

   129,088 qualified accumulation units
           outstanding                     ($ 6.3839075 per unit)     824,086
   206,001 non-qualified accumulation units
           outstanding                     ($ 6.4818501 per unit)   1,335,268
                                                                    ________
Contract Owners' Equity                                           $59,451,531
                                                                    ========

  The accompanying notes are an integral part of these financial statements.

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A

INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1996



                                                   Seligman      Seligman
                                                   Growth Fund,  Growth Fund,
                                                   Inc.          Inc.
                                                   Qualified     Non-Qualified

Investment Income:
  Dividends                                       $     139,246  $    20,301

Expenses:
  Mortality risk and expense fees guarantees (Note 3)    78,415       12,051
                                                       _________    _________
    Investment income-net                                60,831        8,250
                                                       _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions               564,389       82,285
                                                       _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                        307,380      199,733
    Cost of shares sold                                 283,066      178,534
                                                       _________    _________
    Net realized gain (loss) on investments              24,314       21,199
                                                       _________    _________
  Net unrealized gain (loss) on investments             928,044      133,782
                                                       _________    _________
    Net realized and unrealized gain
              on investments                          1,516,747      237,266
                                                      _________    _________
Net Increase in Net Assets
from Investment Operations                          $ 1,577,578   $  245,516
                                                      =========    =========

                                                      Oppenheimer  Oppenheimer
                                                         Fund         Fund
                                                      Qualified  Non-Qualified
Investment Income:
  Dividends                                       $      48,109  $     7,068

Expenses:
  Mortality risk and expense fees guarantees (Note 3)    14,761        2,093
                                                      _________    _________
    Investment income-net                                33,348        4,975
                                                      _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions               106,492       15,646
                                                      _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                        253,008       34,151
    Cost of shares sold                                 209,877       30,338
                                                      _________    _________
    Net realized gain (loss) on investments              43,131        3,813
                                                      _________    _________
  Net unrealized gain (loss) on investments              88,228       14,135
                                                      _________    _________
    Net realized and unrealized gain
             on investments                             237,851       33,594
                                                      _________    _________
Net Increase in Net Assets
from Investment Operations                          $   271,199   $   38,569
                                                      =========    =========

                                                    Delaware     Delaware
                                                    Group        Group
                                                    Decatur      Decatur
                                                    Fund, Inc.   Fund, Inc.
                                                    Qualified    Non-Qualified
Investment Income:
  Dividends                                      $     855,850  $   240,216

Expenses:
 Mortality risk and expense fees guarantees (Note 3)  110,905       30,943
                                                     _________    _________
    Investment income-net                             744,945      209,273
                                                     _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions           1,349,090      384,462
                                                    _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                    1,982,895      679,650
    Cost of shares sold                             1,713,408      545,581
                                                    _________    _________
    Net realized gain (loss) on investments           269,487      134,069
                                                    _________    _________
  Net unrealized gain (loss) on investments          (235,307)    (145,785)
                                                    _________    _________
    Net realized and unrealized gain
         on investments                             1,383,270      372,746
                                                    _________    _________
Net Increase in Net Assets
from Investment Operations                        $ 2,128,215   $  582,019
                                                    =========    =========

                                                     Windsor    Windsor
                                                     Fund       Fund
                                                     Qualified  Non-Qualified
Investment Income:
  Dividends                                      $     502,850  $    46,698

Expenses:
 Mortality risk and expense fees guarantees (Note 3)   119,025       10,983
                                                      _________    _________
    Investment income-net                              383,825       35,715
                                                      _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions              883,792       80,653
                                                     _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                     2,748,891      150,398
    Cost of shares sold                              2,661,319      140,196
                                                     _________    _________
    Net realized gain (loss) on investments             87,572       10,202
                                                     _________    _________
  Net unrealized gain (loss) on investments          1,631,820      148,505
                                                     _________    _________
    Net realized and unrealized gain
         on investments                              2,603,184      239,360
                                                     _________    _________
Net Increase in Net Assets
from Investment Operations                         $ 2,987,009  $   275,075
                                                     =========    =========

                                                 Dreyfus        Dreyfus
                                                 Third Century  Third Century
                                                 Qualified      Non-Qualified
Investment Income:
  Dividends                                     $     435,810   $    12,881

Expenses:
 Mortality risk and expense fees guarantees (Note 3)   72,063         2,016
                                                      _________    _________
    Investment income-net                             363,747        10,865
                                                      _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions             716,847        21,188
                                                     _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                    1,352,184         2,626
    Cost of shares sold                             1,093,678         2,391
                                                    _________     _________
    Net realized gain (loss) on investments           258,506           235
                                                    _________    _________
  Net unrealized gain (loss) on investments           316,011        14,175
                                                    _________    _________
    Net realized and unrealized gain
          on investments                            1,291,364        35,598
                                                     _________    _________
Net Increase in Net Assets
from Investment Operations                        $ 1,655,111   $    46,463
                                                    =========     =========

                                                      Windsor      Windsor
                                                      Fund B       Fund B
                                                      Qualified  Non-Qualified
Investment Income:
  Dividends                                       $     134,542  $   52,558

Expenses:
  Mortality risk and expense fees guarantees (Note 3)    31,182       12,203
                                                      _________    _________
    Investment income-net                               103,360       40,355
                                                      _________    _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions               241,771       93,467
                                                      _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                        225,201       77,148
    Cost of shares sold                                 213,773       75,019
                                                      _________    _________
    Net realized gain (loss) on investments              11,428        2,129
                                                      _________    _________
  Net unrealized gain (loss) on investments             441,596      172,379
                                                      _________    _________
    Net realized and unrealized gain
         on investments                                 694,795      267,975
                                                      _________    _________
Net Increase in Net Assets
from Investment Operations                           $  798,155   $  308,330
                                                      =========    =========

                                             CIGNA High       CIGNA High
                                             Yield Fund, Inc. Yield Fund, Inc.
                                             Qualified        Non-Qualified
Investment Income:
  Dividends                                 $          78,521    $  116,974

Expenses:
  Mortality risk and expense fees guarantees (Note 3)  7,544        11,161
                                                    _________     _________
    Investment income-net                              70,977       105,813
                                                    _________     _________

Net Realized and Unrealized Gain on Investments:

  Net realized capital gain distributions                   0            0
                                                    _________    _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                      147,608       66,915
    Cost of shares sold                               145,477       67,371
                                                    _________    _________
    Net realized gain (loss) on investments             2,131         (456)
                                                    _________    _________
  Net unrealized gain (loss) on investments            36,200       59,400
                                                    _________    _________
    Net realized and unrealized gain
          on investments                               38,331       58,944
                                                    _________    _________
Net Increase in Net Assets
from Investment Operations                         $  109,308   $  164,757
                                                    =========    =========

The accompanying notes are an integral part of these financial statements

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1996

                                                    Seligman     Seligman
                                                    Growth Fund, Growth Fund,
                                                    Inc.         Inc.
                                                    Qualified    Non-Qualified

Investment Operations:
Investment income-net                             $    60,831   $   8,250
Realized capital gain distributions                   564,389      82,285
Net realized gain (loss) on investments                24,314      21,199
Net unrealized gain (loss) on investments             928,044     133,782
                                                    _________   _________
Net increase (decrease) in net assets from
   investment operations                            1,577,578     245,516
                                                    _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  10,591           0
Net contract surrenders and transfers out (Note 3)   (178,352)   (144,360)
Benefit payments to annuitants                        (33,257)    (43,322)
                                                    _________   _________
Net Increase (Decrease) from accumulation
        unit transactions                            (201,018)   (187,682)
                                                    _________   _________
Net Increase (Decrease) in Net Assets               1,376,560      57,834

Net Assets:
   Net assets at December 31, 1995                  7,946,672   1,266,638
                                                    _________   _________
   Net assets at December 31, 1996               $  9,323,232  $1,324,472
                                                    =========   =========

                                                  Oppenheimer Oppenheimer
                                                  Fund        Fund
                                                  Qualified   Non-Qualified

Investment Operations:
Investment income-net                            $    33,348  $    4,975
Realized capital gain distributions                  106,492      15,646
Net realized gain (loss) on investments               43,131       3,813
Net unrealized gain (loss) on investments             88,228      14,135
                                                   _________   _________
Net increase (decrease) in net assets from
         investment operations                       271,199      38,569
                                                   _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  5,380           0
Net contract surrenders and transfers out (Note 3)  (231,025)    (24,713)
Benefit payments to annuitants                        (6,038)     (7,042)
                                                    _________   _________
   Net Increase (Decrease) from accumulation
         unit transactions                          (231,683)    (31,755)
                                                    _________   _________
Net Increase (Decrease) in Net Assets                 39,516       6,814

Net Assets:
Net assets at December 31, 1995                    1,572,854     229,692
                                                    _________   _________
Net assets at December 31, 1996                  $ 1,612,370   $ 236,506
                                                    =========   =========

                                                    Delaware    Delaware
                                                    Group       Group
                                                    Decatur     Decatur
                                                    Fund, Inc.  Fund, Inc.
                                                    Qualified   Non-Qualified

Investment Operations:
Investment income-net                            $     744,945 $   209,273
Realized capital gain distributions                  1,349,090     384,462
Net realized gain (loss) on investments                269,487     134,069
Net unrealized gain (loss) on investments             (235,307)   (145,785)
                                                     _________   _________
Net increase (decrease) in net assets from
         investment operations                       2,128,215     582,019
                                                     _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  110,019       1,096
Net contract surrenders and transfers out (Note 3)  (1,846,802)   (580,616)
Benefit payments to annuitants                         (76,369)    (68,675)
                                                      _________   _________
   Net Increase (Decrease) from accumulation
        unit transactions                           (1,813,152)   (648,195)
                                                      _________   _________
Net Increase (Decrease) in Net Assets                  315,063     (66,176)

Net Assets:
Net assets at December 31, 1995                     12,352,606   3,661,665
                                                      _________   _________
Net assets at December 31, 1996                    $12,667,669 $ 3,595,489
                                                      =========   =========

                                                     Windsor     Windsor
                                                     Fund        Fund
                                                     Qualified   Non-Qualified

Investment Operations:
Investment income-net                              $  383,825   $  35,715
Realized capital gain distributions                   883,792      80,653
Net realized gain (loss) on investments                87,572      10,202
Net unrealized gain (loss) on investments           1,631,820     148,505
                                                    _________   _________
Net increase (decrease) in net assets from
       investment operations                        2,987,009     275,075
                                                    _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3) 285,423           0
Net contract surrenders and transfers out (Note 3) (2,498,437)   (139,413)
Benefit payments to annuitants                        (64,942)          0
                                                     _________   _________
Net Increase (Decrease) from accumulation
     unit transactions                             (2,277,956)   (139,413)
                                                     _________   _________
Net Increase (Decrease) in Net Assets                 709,053     135,662

Net Assets:
Net assets at December 31, 1995                    12,665,738   1,174,469
                                                    _________   _________
Net assets at December 31, 1996                  $ 13,374,791 $ 1,310,131
                                                   =========   =========

                                                 Dreyfus        Dreyfus
                                                 Third Century  Third Century
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                           $      363,747  $   10,865
Realized capital gain distributions                    716,847      21,188
Net realized gain (loss) on investments                258,506         235
Net unrealized gain (loss) on investments              316,011      14,175
                                                       _________   _________
Net increase (decrease) in net assets from
        investment operations                        1,655,111      46,463
                                                       _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  119,719           0
Net contract surrenders and transfers out (Note 3)  (1,310,720)          0
Benefit payments to annuitants                         (20,393)       (606)
                                                      _________   _________
   Net Increase (Decrease) from accumulation
        unit transactions                           (1,211,394)       (606)
                                                      _________   _________
Net Increase (Decrease) in Net Assets                  443,717      45,857

Net Assets:
Net assets at December 31, 1995                      7,712,364     200,469
                                                      _________   _________
Net assets at December 31, 1996                   $  8,156,081   $ 246,326
                                                      =========   =========

                                                    Windsor     Windsor
                                                    Fund B      Fund B
                                                    Qualified   Non-Qualified

Investment Operations:
Investment income-net                             $    103,360  $   40,355
Realized capital gain distributions                    241,771      93,467
Net realized gain (loss) on investments                 11,428       2,129
Net unrealized gain (loss) on investments              441,596     172,379
                                                     _________   _________
Net increase (decrease) in net assets from
    investment operations                              798,155     308,330
                                                     _________   _________
Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  205,432           0
Net contract surrenders and transfers out (Note 3)    (223,691)    (24,361)
Benefit payments to annuitants                          (2,190)     (1,736)
                                                      _________   _________
   Net Increase (Decrease) from accumulation
         unit transactions                             (20,449)    (26,097)
                                                      _________   _________
Net Increase (Decrease) in Net Assets                  777,706     282,233

Net Assets:
Net assets at December 31, 1995                      3,149,286   1,235,885
                                                      _________   _________
Net assets at December 31, 1996                   $  3,926,992 $ 1,518,118
                                                     =========   =========

                                                  CIGNA       CIGNA
                                                  High Yield  High Yield
                                                  Fund, Inc.  Fund, Inc.
                                                  Qualified   Non-Qualified

Investment Operations:
Investment income-net                            $     70,977 $   105,813
Realized capital gain distributions                         0           0
Net realized gain (loss) on investments                 2,131        (456)
Net unrealized gain (loss) on investments              36,200      59,400
                                                     _________   _________
Net increase (decrease) in net assets from
     investment operations                            109,308     164,757
                                                     _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  17,033      65,080
Net contract surrenders and transfers out (Note 3)   (125,199)    (58,867)
Benefit payments to annuitants                        (15,106)          0
                                                     _________   _________
   Net Increase (Decrease) from accumulation
       unit transactions                             (123,272)      6,213
                                                     _________   _________
Net Increase (Decrease) in Net Assets                 (13,964)    170,970

Net Assets:
Net assets at December 31, 1995                       838,050   1,164,298
                                                     _________   _________
Net assets at December 31, 1996                    $  824,086 $ 1,335,268
                                                     =========   =========

Year Ended December 31, 1995

                                                    Seligman     Seligman
                                                    Growth Fund, Growth Fund,
                                                    Inc.         Inc.
                                                    Qualified    Non-Qualified

Investment Operations:
Investment income-net                              $  (19,774)   $ (2,893)
Realized capital gain distributions                   783,518     124,702
Net realized gain (loss) on investment                110,804      10,137
Net unrealized gain on investments                    925,855     147,963
                                                     _________   _________
Net increase in net assets from
    investment operations                           1,800,403     279,909
                                                     _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  25,476           0
Net contract surrenders and transfers out (Note 3)   (610,678)    (36,775)
Benefit payments to annuitants                        (26,590)    (13,787)
                                                    _________   _________
   Net increase (decrease) from accumulation
        unit transactions                            (611,792)    (50,562)
                                                    _________   _________
Net Increase (Decrease) in Net Assets               1,188,611     229,347

Net Assets:
Net assets at December 31, 1994                     6,758,061   1,037,291
                                                    _________   _________
Net assets at December 31, 1995                   $ 7,946,672 $ 1,266,638
                                                    =========   =========

                                                   Oppenheimer Oppenheimer
                                                   Fund        Fund
                                                   Qualified  Non-Qualified

Investment Operations:
Investment income-net                           $     11,360  $    1,729
Realized capital gain distributions                  115,443      16,950
Net realized gain (loss) on investments               15,335         717
Net unrealized gain on investments                   166,101      24,414
                                                   _________   _________
Net increase in net assets from
          investment operations                      308,239      43,810
                                                   _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  5,440           0
Net contract surrenders and transfers out (Note 3)   (91,120)          0
Benefit payments to annuitants                       (20,856)     (5,471)
                                                    _________   _________
  Net increase (decrease) from accumulation
       unit transactions                            (106,536)     (5,471)
                                                    _________   _________
Net Increase (Decrease) in Net Assets                201,703      38,339

Net Assets:
Net assets at December 31, 1994                    1,371,151     191,353
                                                   _________   _________
Net assets at December 31, 1995                  $ 1,572,854  $  229,692
                                                   =========   =========

                                                  Delaware    Delaware
                                                  Group       Group
                                                  Decatur     Decatur
                                                  Fund, Inc.  Fund, Inc.
                                                  Qualified   Non-Qualified

Investment Operations:
Investment income-net                            $    744,203 $   216,789
Realized capital gain distributions                   475,112     140,983
Net realized gain (loss) on investments               147,733      23,490
Net unrealized gain on investments                  1,900,949     552,214
                                                    _________   _________
Net increase in net assets from
       investment operations                        3,267,997     933,476
                                                    _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3) 201,326           0
Net contract surrenders and transfers out (Note 3) (1,990,869)   (267,678)
Benefit payments to annuitants                       (116,148)    (88,762)
                                                     _________   _________
   Net increase (decrease) from accumulation
         unit transactions                         (1,905,691)   (356,440)
                                                    _________   _________
Net Increase (Decrease) in Net Assets               1,362,306     577,036

Net Assets:
Net assets at December 31, 1994                    10,990,300    3,084,629
                                                    _________   _________
Net assets at December 31, 1995                 $  12,352,606 $  3,661,665
                                                   =========   =========

                                                    Windsor     Windsor
                                                    Fund        Fund
                                                    Qualified   Non-Qualified

Investment Operations:
Investment income-net                              $    392,453  $   37,111
Realized capital gain distributions                     952,209      87,948
Net realized gain (loss) on investments                 154,408      32,116
Net unrealized gain on investments                    1,552,460     149,862
                                                      _________   _________
Net increase in net assets from
       investment operations                          3,051,530     307,037
                                                      _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)   252,459           0
Net contract surrenders and transfers out (Note 3)   (1,629,691)   (210,054)
Benefit payments to annuitants                          (57,981)          0
                                                      _________   _________
   Net increase (decrease) from accumulation
        unit transactions                            (1,435,213)   (210,054)
                                                      _________   _________
Net Increase (Decrease) in Net Assets                 1,616,317      96,983

Net Assets:
Net assets at December 31, 1994                      11,049,421   1,077,486
                                                     _________   _________
Net assets at December 31, 1995                    $12,665,738  $ 1,174,469
                                                     =========   =========

                                                 Dreyfus        Dreyfus
                                                 Third Century  Third Century
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                           $     293,335   $      7,637
Realized capital gain distributions                   182,930          4,753
Net realized gain (loss) on investments               200,848          5,194
Net unrealized gain on investments                  1,437,770         36,711
                                                    _________       _________
Net increase in net assets from
         investment operations                      2,114,883         54,295
                                                    _________       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)  41,821              0
Net contract surrenders and transfers out (Note 3) (1,108,894)       (29,853)
Benefit payments to annuitants                         (2,821)          (543)
                                                     _________      _________
  Net increase (decrease) from accumulation
        unit transactions                          (1,069,894)       (30,396)
                                                     _________      _________
Net Increase (Decrease) in Net Assets               1,044,989         23,899

Net Assets:
Net assets at December 31, 1994                     6,667,375        176,570
                                                    _________       _________
Net assets at December 31, 1995                  $  7,712,364    $   200,469
                                                    =========   =========

                                                      Windsor     Windsor
                                                      Fund B      Fund B
                                                      Qualified  Non-Qualified

Investment Operations:
Investment income-net                             $      96,003  $   37,872
Realized capital gain distributions                     235,922      92,557
Net realized gain (loss) on investments                  15,337       3,301
Net unrealized gain on investments                      363,668     146,704
                                                       _________   _________
Net increase (decrease) in net assets from
         investment operations                          710,930     280,434
                                                       _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)   106,794           0
Net contract surrenders and transfers out (Note 3)     (113,136)    (39,403)
Benefit payments to annuitants                          (82,392)     (1,518)
                                                       _________     _________
   Net increase (decrease) from accumulation
        unit transactions                               (88,734)    (40,921)
                                                       _________   _________
Net Increase (Decrease) in Net Assets                   622,196     239,513

Net Assets:
Net assets at December 31, 1994                       2,527,090     996,372
                                                      _________   _________
Net assets at December 31, 1995                     $ 3,149,286 $ 1,235,885
                                                      =========   =========

                                                     CIGNA High  CIGNA High
                                                     High Yield  High Yield
                                                     Fund, Inc.  Fund, Inc.
                                                     Qualified   Non-Qualified

Investment Operations:
Investment income-net                               $    71,739 $    93,354
Realized capital gain distributions                           0           0
Net realized gain (loss) on investments                    (258)      3,001
Net unrealized gain on investments                       41,427      44,548
                                                      _________   _________
Net increase in net assets from
    investment operations                               112,908     140,903
                                                      _________   _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)    31,633     557,383
Net contract surrenders and transfers out (Note 3)      (32,213)   (234,842)
Benefit payments to annuitants                           (1,219)          0
                                                      _________   _________
   Net increase (decrease) from accumulation
        unit transactions                                (1,799)    322,541
                                                        _________   _________
Net Increase (Decrease) in Net Assets                   111,109     463,444

Net Assets:
Net assets at December 31, 1994                         726,941     700,854
                                                      _________   _________
Net assets at December 31, 1995                      $  838,050 $ 1,164,298
                                                       =========   =========

The accompanying notes are an integral part of these financial statements.

                       LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT A

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1996

          Note 1. Organization

          Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

          The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

          Each   of  the   seven  mutual   fund   divisions  contains   two
          subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

          Note 2. Significant Accounting Policies

          The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

          Following is a summary of the significant accounting policies of the Separate Account: (a) the market value investments is based on closing bid prices (net asset value) at December 31, 1996; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

          Note 3. Contract Owner Transactions

          Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 1996 were $276,211 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the general accumulation account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the general accumulation account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended December 31, 1996 were as follows:

                    Transfers between Separate
                     Account A subdivisions             $110,709

                    Transfers from the general
                     accumulation account               $327,752

                    Transfers to the general
                     accumulation account               $278,684

          LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

          Note 4. Income Taxes

          The Separate Account is taxed as part of LINA. For the year ending December 31, 1996, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1997, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

          Note 5. Effect of Revenue Ruling 81-225

          Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

          The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

          In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

          Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

          Note 6. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1996, and units outstanding at December 31, 1996 were as follows:

                                                Seligman     Seligman
                                                Growth Fund, Growth Fund,
                                                Inc.         Inc.
                                                Qualified    Non-Qualified

Units outstanding at December 31, 1995          794,908      155,744

Units purchased and transfers in                  3,808            0

Benefits, surrenders and transfers out          (21,849)     (20,099)
                                               _________    _________
Units outstanding at December 31, 1996          776,867      135,645
                                               =========    =========


                                                Oppenheimer  Oppenheimer
                                                Fund         Fund
                                                Qualified    Non-Qualified

Units outstanding at December 31, 1995          277,581       41,395

Units purchased and transfers in                  1,899            0

Benefits, surrenders and transfers out          (39,054)      (5,385)
                                               _________    _________
Units outstanding at December 31, 1996          240,426       36,010
                                               =========    =========

                                                Delaware     Delaware
                                                Group        Group
                                                Decatur      Decatur
                                                Fund, Inc.   Fund, Inc.
                                                Qualified    Non-Qualified

Units outstanding at December 31, 1995          735,388      223,021

Units purchased and transfers in                 14,510           63

Benefits, surrenders and transfers out         (115,204)     (38,111)
                                               _________    _________
Units outstanding at December 31, 1996          634,694      184,973
                                               =========    =========

                                                Windsor      Windsor
                                                Fund         Fund
                                                Qualified    Non-Qualified

Units outstanding at December 31, 1995        1,000,233      104,906

Units purchased and transfers in                 31,404            0

Benefits, surrenders and transfers out         (188,313)     (11,470)
                                               _________    _________
Units outstanding at December 31, 1996          843,324       93,436
                                               =========    =========

                                               Dreyfus        Dreyfus
                                               Third Century  Third Century
                                               Qualified      Non-Qualified

Units outstanding at December 31, 1995          528,552       15,589

Units purchased and transfers in                    875            0

Benefits, surrenders and transfers out          (75,815)         (42)
                                               _________    _________
Units outstanding at December 31, 1996          453,612       15,547
                                               =========    =========

                                               Windsor      Windsor
                                               Fund B       Fund B
                                               Qualified    Non-Qualified

Units outstanding at December 31, 1995          215,431       83,861

Units purchased and transfers in                 12,764            0

Benefits, surrenders and transfers out          (13,693)      (1,602)
                                               _________    _________
Units outstanding at December 31, 1996          214,502       82,259
                                               =========    =========

                                            CIGNA High        CIGNA High
                                            Yield Fund, Inc.  Yield Fund, Inc.
                                            Qualified         Non-Qualified

Units outstanding at December 31, 1995          149,774      204,880

Units purchased and transfers in                  2,996       11,153

Benefits, surrenders and transfers out          (23,682)     (10,032)
                                               _________    _________
Units outstanding at December 31, 1996          129,088      206,001
                                               =========    =========

The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At
December 31, 1996, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                            Accumulation  Aggregate
                                               Units        Value

Seligman Growth Fund, Inc. Qualified             31,629     $379,582
Seligman Growth Fund, Inc. Non-Qualified         12,337     $120,462
Oppenheimer Fund Qualified                        6,487     $ 43,504
Oppenheimer Fund Non-Qualified                   13,902     $ 91,306
Delaware Group Decatur Fund, Inc. Qualified      31,809     $634,846
Delaware Group Decatur Fund, Inc. Non-Qualified  37,262     $724,295
Windsor Fund Qualified                           48,615     $771,015
Dreyfus Third Century Qualified                   6,440     $115,793
Dreyfus Third Century Non-Qualified                 518     $  8,207
Windsor Fund B Qualified                          1,630     $ 29,841
Windsor Fund B Non-Qualified                      1,639     $ 30,248

                                                 Monthly      Annuity
                                             Annuity Units  Unit Value
Seligman Growth Fund, Inc. Qualified                 980    4.8800110
Seligman Growth Fund, Inc. Non-Qualified             969    3.9712691
Oppenheimer Fund Qualified                           245    2.7393820
Oppenheimer Fund Non-Qualified                       266    2.6836814
Delaware Group Decatur Fund, Inc. Qualified          840    8.1802788
Delaware Group Decatur Fund, Inc. Non-Qualified      699    7.9134666
Windsor Fund Qualified                             1,181    6.4803182
Dreyfus Third Century Qualified                      252    3.8726077
Dreyfus Third Century Non-Qualified                   19    3.8278236
Windsor Fund B Qualified                             108    2.6165611
Windsor Fund B Non-Qualified                         103    1.6571353